Contract Assets and Receivables, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract Assets and Receivables, Net

4. CONTRACT ASSETS AND RECEIVABLES, NET

The following table provides information about the Group’s contract assets and receivables and guarantee receivables with its customers:

	As of December 31,
	2022	2023
	(RMB in thousands)
Short-term:
Contract assets	2,507,733	4,193,755
Allowance for credit losses of contract assets	(97,712)	(278,202)
Contract assets, net	2,410,021	3,915,553
Service fees receivable	631,641	616,617
Allowance for credit losses of service fees receivable	(68,292)	(56,400)
Service fees receivable, net	563,349	560,217
Guarantee receivables	971,651	1,738,745
Allowance for credit losses of guarantee receivables	(50,846)	(101,534)
Guarantee receivables, net	920,805	1,637,211
Long-term:
Contract assets	422,307	404,937
Allowance for credit losses of contract assets	(40,248)	(46,721)
Contract assets, net	382,059	358,216
Guarantee receivables	235,486	256,719
Allowance for credit losses of guarantee receivables	(12,494)	(15,117)
Guarantee receivables, net	222,992	241,602

The activities in the allowance for credit losses of contract assets and receivables for the years ended December 31, 2021, 2022 and 2023, respectively, consisted of the following:

	For the Year Ended December 31,
	2021	2022	2023
		(RMB in thousands)
Beginning balances	(160,342)	(247,301)	(269,592)
Provisions	(531,237)	(461,774)	(622,564)
Charge-offs	523,613	561,988	438,002
Recoveries from prior charge-offs	(79,335)	(122,505)	(43,820)
Ending balances	(247,301)	(269,592)	(497,974)

As of December 31, 2022 and 2023, the balance of contract assets and receivables past due were RMB257 million and RMB443 million, respectively. 82% of contract assets and receivables balance as of December 31, 2023 were originated in 2023.